Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16 - SUBSEQUENT EVENTS:

On January 19, 2022, the Company issued 89,286 additional shares to the former shareholders of Nanox AI due to partial achievement of a milestone that occurred post-closing. The fair value of the shares at the issuance date was $952.

In March 2022, the Company leased and addition space of 105 square meters in Neve Ilan for a period of 3 years.

On March 28, 2022, the Board of Directors of the Company nominated Mr. Erez Alroy as a member of the Board of the Company. Mr. Alroy replaces Mr. Fenig who retires from his membership at the Board of the Company.

On January 25, 2022, Magistrate Judge Peggy Kuo appointed Davian Holdings Limited as Lead Plaintiff in the McLaughlin v. Nano-X Imaging Ltd. et al, Case No. 1:21-cv-05517. On April 12, 2022 and in the same case, the Lead Plaintiff filed an amended complaint, which alleges that defendants violated the federal securities laws in connection with certain disclosures concerning the cost of the Nanox.Arc system as well as the comparison of the Nanox.Arc to CT scanners. Lead Plaintiff seeks to represent a class of investors who purchased the Company’s publicly-traded securities between August 21, 2020 and November 17, 2021. The Company has not yet responded to the amended complaint and intends to defend these actions vigorously.